GEOGRAPHIC AND CUSTOMER INFORMATION - Additional Information (Details) - Customer Concentration Risk [Member] - Trade receivables [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	73.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		91.00%